UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED SEPTEMBER 30, 2009

                          Check here if Amendment [X]
                        This Amendment No. 1 (check only one)
                             [ ] is a restatement
                         [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	              Wynnefield Capital Management LLC
Address:              450 Seventh Avenue, Suite 509, New York, New York  10123
Form 13F File Number: 28-7006

===============================================================================

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 12, 2009 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON FEBRUARY 1, 2010.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen J. Nelson
Title: Attorney-In-Fact for Joshua H. Landes, Managing Member
       of Wynnefield Capital Management LLC
Phone: (914) 220-1910 for Stephen J. Nelson or (212) 760-0814 for Joshua H. Landes


Signature, Place, and Date of Signing:

Wynnefield Capital Management LLC
  By: Mr. Joshua H. Landes, Member
      By: /s/ Stephen J. Nelson
	  Stephen J. Nelson
	  White Plains, New York
	  February 9, 2010


Report Type (Check only one):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0
Form 13F Information Table Entry Total: 30
Form 13F Information Table Value Total: 222,751,000

List of Other Included Managers:

No.	Name					Form 13F File Number


-------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  ------------------------
                         TITLE OF               VALUE    SHARES OR  SH/   PUT/  INVSTMT     OTHER          VOTING AUTHORITY
    NAME OF ISSUER        CLASS       CUSIP    (x1000)    PRN AMT   PRN   CALL  DSCRTN     MANAGERS      SOLE    SHARED  NONE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  --------  ------  ------
ACME COMMUNICATION INC.  COM       004631107   2010      3654653    SH          OTHER                            3654653
ALLIED DEFENSE GRP INC.  COM       019118108   3059      587205     SH          OTHER                            587205
BREEZE EASTERN CORP.     COM       106764103   13410     2063123    SH          OTHER                            2063123
CAGLES INC.              CL A      127703106   1051      247300     SH          OTHER                            247300
CORE MARK HLDNGS CO INC. COM       218681104   22904     800000     SH          OTHER                            800000
CORNELL COMPANIES INC.   COM       219141108   56506     2518109    SH          OTHER                            2518109
CROWN CRAFTS INC.        COM       228309100   4233      1539383    SH          OTHER                            1539383
EASYLINK SERVICES        CL A      277858106   4140      2493726    SH          OTHER                            2493726
INT'L CORP.
EURAND NV                COM       N31010106   9679      639307     SH          OTHER                            639307
FIRST AVIATION SERV.     COM       31865W108   1738      2316966    SH          OTHER                            2316966
GENTEK INC.            COM NEW     37245X203   10463     275055     SH          OTHER                            275055
HECKMANN CORP.           COM       422680108   289       63000      SH          OTHER     	                 63000
LANDEC CORP.             COM       514766104   8313      1298953    SH          OTHER                            1298953
MOTORCAR PARTS AMERICA   COM       620071100   2407      470077     SH          OTHER                            470077
INC.
MVC CAPITAL INC.         COM       553829102   20378     2321000    SH          OTHER                            2321000
NEVADA GOLD &            COM       64126Q206   2052      1709792    SH          OTHER                            1709792
CASINOS INC
NOBEL LEARNING           COM       654889104   8425      898239     SH          OTHER                            898239
COMMUNITIES INC.
OMEGA PROTEIN CORP.      COM       68210P107   1455      300000     SH          OTHER                            300000
PET DRX CORP.            COM       715813101   1546      2666345    SH          OTHER                            2666345
PHYS. FORM. HOLD. INC.   COM       719427106   1260      450000     SH          OTHER                            450000
PRINCETON REVIEW INC.	 COM       742352107   6458      1537707    SH          OTHER                            1537707
PROSHARES ULTRA GOLD     ULTRA     74347W601   9633      250000     SH          OTHER                            250000
                         GOLD
PROSPECT MEDICAL         CL A      743494106   5217      1213280    SH          OTHER                            1213280
HOLDINGS INC.
RAND LOGISTICS INC.      COM       752182105   654       205600     SH          OTHER                            205600
SUMMER INFANT, INC.      COM       865646103   12352     2490269    SH          OTHER                            2490269
TEAMSTAFF INC.           COM       87815U303   1783      1189019    SH          OTHER                            1189019
                         PAR
                        .001
TECHTEAM GLOBAL INC.     COM       878311109   2639      310494     SH          OTHER                            310494
WESTMORELAND COAL CO.    COM       960878106   1318      162158     SH          OTHER                            162158
WHITE ELECTRONIC         COM       963801105   6592      1426901    SH          OTHER                            1426901
DESIGNS CORP.
WHX CORP.	         COM       929248607   787       410000     SH          OTHER                            410000







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                               POWER OF ATTORNEY


The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary Anne Mayo, Beth N. Lowson and Joseph D. Zargari, each of The Nelson Law Firm, LLC, White Plains Plaza, One North Broadway, Suite 712, White Plains, NY 10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially, pursuant to Sections 13(d), 13(g) and 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder. The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.

This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.

IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 12th day of February, 2007.

						By: /s/ Joshua H. Landes
						    Joshua H. Landes